Income taxes - Summary of Balances of Deferred Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax liabilities
Offsetting tax	$ 23,211	$ 18,719
Net deferred tax liabilities	(37,476)	(36,369)
Deferred tax assets
Offsetting tax	(23,211)	(18,719)
Net deferred tax assets	20,749	30,148
Total deferred taxes	(16,727)	(6,221)
Deferred tax liabilities
Offsetting tax	(4,492)	(16,750)	$ (453)
Deferred tax liabilities	1,107	19,798	(2,211)
Deferred tax assets
Offsetting tax	4,492	16,750	453
Deferred tax assets	9,399	595	(2,548)
Origination and reversal of temporary differences	10,506	20,393	(4,759)
Maintenance deposits
Deferred tax liabilities
Deferred tax liabilities	0	(5,972)
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(5,972)	(5,973)	(5,973)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(5,972)	(5,973)	(5,973)
Prepaid dividend tax
Deferred tax liabilities
Deferred tax liabilities	(36,992)	(30,984)
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	6,008	25,183	3,798
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	6,008	25,183	3,798
Property and equipment
Deferred tax liabilities
Deferred tax liabilities	(300)	389
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	689	555	558
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	689	555	558
Right of use assets
Deferred tax liabilities
Deferred tax liabilities	(18,900)	(17,136)
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	1,764	17,136	0
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	1,764	17,136	0
Other
Deferred tax liabilities
Deferred tax liabilities	(4,495)	(1,385)
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	3,110	(353)	(141)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	3,110	(353)	(141)
Provision for return conditions
Deferred tax assets
Deferred tax assets	11,140	11,521
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	381	(1,714)	(1,243)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	381	(1,714)	(1,243)
Air traffic liability
Deferred tax assets
Deferred tax assets	1,046	2,089
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	1,043	597	(224)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	1,043	597	(224)
Lease Liability
Deferred tax assets
Deferred tax assets	21,486	18,971
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(2,515)	(18,971)	0
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(2,515)	(18,971)	0
Other provisions
Deferred tax assets
Deferred tax assets	5,334	3,849
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	(1,485)	(1,903)	161
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	(1,485)	(1,903)	161
Tax loss
Deferred tax assets
Deferred tax assets	4,954	12,437
Deferred tax liabilities
Deferred tax expense (income) recognised in profit or loss	7,483	5,836	(1,695)
Deferred tax assets
Deferred tax expense (income) recognised in profit or loss	$ 7,483	$ 5,836	$ (1,695)